Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Earnings (Loss) Per Common Share Attributable to Unisys Corporation

The following table shows how the earnings per common share attributable to Unisys Corporation were computed for the three years ended December 31, 2012.

Year ended December 31 (millions, except per share data)	2012	2011	2010
Basic earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common stockholders	$129.4	$120.5	$158.9
Income from discontinued operations, net of tax	–	–	77.2
Net income attributable to Unisys Corporation common stockholders	$129.4	$120.5	$236.1
Weighted average shares (thousands)	43,864	43,145	42,562
Basic earnings per common share
Continuing operations	$2.95	$2.79	$3.74
Discontinued operations	–	–	1.81
Total	$2.95	$2.79	$5.55
Diluted earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common shareholders	$129.4	$120.5	$158.9
Add preferred stock dividends	16.2	13.5	–
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	145.6	134.0	158.9
Income from discontinued operations, net of tax	–	–	77.2
Net income attributable to Unisys Corporation for diluted earnings per share	$145.6	$134.0	$236.1
Weighted average shares (thousands)	43,864	43,145	42,562
Plus incremental shares from assumed conversions
Employee stock plans	439	553	771
Preferred stock	6,913	5,780	–
Adjusted weighted average shares	51,216	49,478	43,333
Diluted earnings per common share
Continuing operations	$2.84	$2.71	$3.67
Discontinued operations	–	–	1.78
Total	$2.84	$2.71	$5.45